Cash Flow - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of Cash Flow [Line Items]
Increase (decrease) in cash generated from operating activities	£ 1,196
Deferral of tax payments (including excise and corporation tax)	1,300
Increase in inventories	(574)	£ (666)	£ (371)
Net cash outflows relating to adjusting items	411	246	564
Research and development expense	137	138
Net cash used in investing activities	(217)	(208)	(639)
Gross capital expenditure	168	234
Net cash generated in financing activities	(962)	(1,968)	(8,593)
Outflow due to dividend payment	2,346	£ 2,277	£ 4,598
COVID-19
Disclosure of Cash Flow [Line Items]
Increase in inventories	£ 409